Financial Risk Management - Market Price Fluctuations - Impact on Net Earnings (Details) - Equity price risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of equity and equity-related holdings, 10% increase	$ 7,329.1	$ 6,807.2
Hypothetical $ change effect on net earnings, 10% increase	$ 532.5	$ 498.3
Hypothetical % change in fair value, 10% increase	9.50%	9.40%
Fair value of equity and equity-related holdings, 5% increase	$ 7,010.7	$ 6,510.9
Hypothetical $ change effect on net earnings, 5% increase	$ 265.7	$ 244.9
Hypothetical % change in fair value, 5% increase	4.70%	4.60%
Fair value of equity and equity-related holdings, no change	$ 6,693.7	$ 6,224.0
Hypothetical $ change effect on net earnings, no change	$ 0.0	$ 0.0
Hypothetical % change in fair value, no change	0.00%	0.00%
Fair value of equity and equity-related holdings, 5% decrease	$ 6,377.9	$ 5,929.9
Hypothetical $ change effect on net earnings, 5% decrease	$ (264.4)	$ (251.3)
Hypothetical % change in fair value, 5% decrease	(4.70%)	(4.70%)
Fair value of equity and equity-related holdings, 10% decrease	$ 6,063.7	$ 5,645.7
Hypothetical $ change effect on net earnings, 10% decrease	$ (527.5)	$ (493.8)
Hypothetical % change in fair value, 10% decrease	(9.40%)	(9.30%)